Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 28,106	$ 27,042
Accrual of the year	4,845	5,594
Use of the provision	(4,800)	(2,801)
Translation differences and inflation adjustment	3,772	(1,729)
Balances at the end of year	$ 31,923	$ 28,106